ACCOUNTS RECEIVABLE, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Table 4.1: Details of Accounts Receivable, Net

	June 30, 2026	December 31, 2025
Billed accounts receivable	$2,728,891	$1,518,937
Billed accounts receivable - factored	1,368,916	1,591,240
Unbilled accounts receivable	18,258	45,325
Allowance for credit losses	(394,545)	(468,023)
Accounts receivable, net	$3,721,520	$2,687,479

Table 4.2: Changes in Allowance for Credit Losses

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Balance at beginning of period	$469,383	$—	$468,023	$—
Recovery of credit losses, net	(74,838)	—	(73,478)	—
Balance at end of period	$394,545	$—	$394,545	$—

4.	ACCOUNTS RECEIVABLE, NET

Table 4: Details of Accounts Receivable, Net
	As of December 31,
	2025	2024
Billed accounts receivable	$1,518,937	$8,513,420
Billed accounts receivable - factored	1,591,240	1,840,288
Unbilled accounts receivable	45,325	-
Allowance for credit losses	(468,023)	-
Accounts receivable, net	$2,687,479	$10,353,708

During the year ended December 31, 2025, the Company recorded $0.5 million for provisions for credit losses, compared to zero U.S. dollars for the year ended December 31, 2024. During both the year ended December 31, 2025 and 2024, the Company has no write-offs of any outstanding receivables.